Leases - Lease Cost and Other Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 109
Short-term lease cost	3
Variable lease cost	6
Sublease income	17
Total lease cost	101
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	104
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 215
Leases, Weighted Average Discount Rate [Abstract]
Weighted average remaining lease term (in years)	7 years 9 months 18 days
Weighted average discount rate	5.72%